Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 45.7%
	AIRLINES — 0.0%
$258	U.S. Airways 2010-1 Class A Pass-Through Trust 6.250%, 10/22/2024	$258
	AUTOMOBILES MANUFACTURING — 5.7%
200,000	Ford Motor Credit Co. LLC 5.841% (3-Month USD Libor+124 basis points), 2/15/2023[1]	199,818
	General Motors Financial Co., Inc.
9,000	4.920% (SOFR Rate+62 basis points), 10/15/2024[1]	8,750
15,000	4.738% (3-Month USD Libor+99 basis points), 1/5/2023[1]	14,999
31,000	4.881% (SOFR Rate+76 basis points), 3/8/2024[1]	30,556
		254,123
	BANKS — 0.1%
3,000	Fifth Third Bancorp 1.625%, 5/5/2023 (Callable 4/5/2023)[2]	2,967
2,000	Wells Fargo & Co. 4.480%, 1/16/2024	1,987
		4,954
	CABLE & SATELLITE — 1.3%
56,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.090% (3-Month USD Libor+165 basis points), 2/1/2024 (Callable 1/1/2024)[1,2]	56,267
	CONSUMER FINANCE — 2.2%
100,000	Capital One Financial Corp. 5.135% (3-Month USD Libor+72 basis points), 1/30/2023 (Callable 1/3/2023)[1,2]	100,000
	DEPARTMENT STORES — 2.6%
114,000	Kohl's Corp. 3.250%, 2/1/2023 (Callable 1/30/2023)[2]	114,039
	DIVERSIFIED BANKS — 0.5%
	Citigroup, Inc.
5,000	5.783% (3-Month USD Libor+102 basis points), 6/1/2024 (Callable 6/1/2023)[1,2]	5,008
15,000	5.750% (3-Month USD Libor+110 basis points), 5/17/2024 (Callable 5/17/2023)[1,2]	15,024
		20,032

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENTERTAINMENT CONTENT — 2.6%
$117,000	Time Warner Cable Enterprises LLC 8.375%, 3/15/2023	$117,741
	EXPLORATION & PRODUCTION — 3.0%
20,000	EOG Resources, Inc. 2.625%, 3/15/2023 (Callable 1/30/2023)[2]	19,923
	Occidental Petroleum Corp.
10,000	3.450%, 7/15/2024 (Callable 4/15/2024)[2]	9,754
100,000	6.950%, 7/1/2024	101,922
		131,599
	FINANCIAL SERVICES — 0.8%
38,000	State Street Corp. 3.100%, 5/15/2023	37,751
	FOOD & BEVERAGE — 2.9%
	Conagra Brands, Inc.
13,000	3.200%, 1/25/2023[2]	12,990
100,000	0.500%, 8/11/2023 (Callable 1/30/2023)[2]	97,181
19,000	General Mills, Inc. 5.089% (3-Month USD Libor+101 basis points), 10/17/2023[1]	19,044
		129,215
	HEALTH CARE FACILITIES & SERVICES — 0.6%
28,000	AmerisourceBergen Corp. 0.737%, 3/15/2023 (Callable 1/30/2023)[2]	27,766
	INTEGRATED OILS — 1.7%
75,000	USX Corp. 8.125%, 7/15/2023	75,847
	METALS & MINING — 2.5%
	Freeport-McMoRan, Inc.
12,000	3.875%, 3/15/2023 (Callable 1/30/2023)[2]	11,987
100,000	4.550%, 11/14/2024 (Callable 8/14/2024)[2]	98,762
		110,749
	PHARMACEUTICALS — 7.9%
105,000	Allergan, Inc. 2.800%, 3/15/2023 (Callable 1/30/2023)[2]	104,403
32,000	Pfizer, Inc. 5.099% (3-Month USD Libor+33 basis points), 9/15/2023[1]	32,009

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	PHARMACEUTICALS (Continued)
$200,000	Teva Pharmaceutical Finance Netherlands III B.V. 6.000%, 4/15/2024 (Callable 1/15/2024)[2,3]	$196,428
20,000	Wyeth LLC 7.250%, 3/1/2023	20,079
		352,919
	PIPELINE — 2.3%
7,000	Enbridge, Inc. 4.606% (SOFR Index+63 basis points), 2/16/2024[1,3]	6,965
	Energy Transfer LP
14,000	4.250%, 3/15/2023 (Callable 1/17/2023)[2]	13,967
50,000	3.450%, 1/15/2023[2]	49,959
30,000	3.600%, 2/1/2023 (Callable 1/30/2023)[2]	29,943
		100,834
	PROPERTY & CASUALTY INSURANCE — 2.3%
19,000	Allstate Corp. 5.356% (3-Month USD Libor+63 basis points), 3/29/2023[1]	19,022
55,000	Aon Global Ltd. 4.000%, 11/27/2023 (Callable 8/27/2023)[2,3]	54,473
30,000	Aspen Insurance Holdings Ltd. 4.650%, 11/15/2023[3]	29,774
		103,269
	RETAIL - CONSUMER DISCRETIONARY — 1.5%
65,000	eBay, Inc. 5.285% (3-Month USD Libor+87 basis points), 1/30/2023[1]	65,011
	SOFTWARE & SERVICES — 2.1%
100,000	VMware, Inc. 1.000%, 8/15/2024 (Callable 1/30/2023)[2]	93,151
	UTILITIES — 0.8%
36,000	Southern California Edison Co. 5.130% (SOFR Index+83 basis points), 4/1/2024 (Callable 4/1/2023)[1,2]	35,753
	WIRELESS TELECOMMUNICATIONS SERVICES — 2.3%
	AT&T, Inc.
79,000	5.540% (3-Month USD Libor+89 basis points), 2/15/2023[1]	79,021

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
$24,000	5.915% (3-Month USD Libor+118 basis points), 6/12/2024[1]	$24,177
		103,198
	TOTAL CORPORATE BONDS
	(Cost $2,038,079)	2,034,476
	PREFERRED STOCKS — 13.5%
	BANKS — 3.8%
500	Citizens Financial Group, Inc. 6.350% (3-Month USD Libor+364 basis points), (Callable 4/6/2024)[2,4,5]	11,750
2,000	KeyCorp 6.125% (3-Month USD Libor+389 basis points), (Callable 12/15/2026)[2,4,5]	46,360
1,500	M&T Bank Corp. 5.625% (3-Month USD Libor+402 basis points), (Callable 12/15/2026)[2,4,5]	35,100
1	Regions Financial Corp. 6.375% (3-Month USD Libor+354 basis points), (Callable 9/15/2024)[2,4,5]	24
1,000	Wells Fargo & Co. 6.625% (3-Month USD Libor+369 basis points), (Callable 3/15/2024)[2,4,5]	24,730
1,964	Zions Bancorporation 6.300% (3-Month USD Libor+424 basis points), (Callable 3/15/2023)[2,4,5]	49,827
		167,791
	CONSUMER FINANCE — 1.1%
2,000	Annaly Capital Management, Inc. 9.747% (3-Month USD Libor+499 basis points), (Callable 2/1/2023)[2,4,5]	48,760
	DIVERSIFIED BANKS — 0.7%
250	Citigroup Capital XIII 10.785% (3-Month USD Libor+637 basis points), 10/30/2040 (Callable 1/30/2023)[2,5]	7,100
1,000	JPMorgan Chase & Co. 6.000%, (Callable 3/1/2024)[2,4]	24,760
		31,860
	FINANCIAL SERVICES — 6.8%
5,500	Cowen, Inc. 7.750%, 6/15/2033 (Callable 6/15/2023)[2]	138,325
	Goldman Sachs Group, Inc.
3,010	6.375% (3-Month USD Libor+355 basis points), (Callable 5/10/2024)[2,4,5]	74,558
1,000	5.500% (3-Month USD Libor+364 basis points), (Callable 5/10/2023)[2,4,5]	24,650
2,000	Morgan Stanley 6.875% (3-Month USD Libor+394 basis points), (Callable 1/15/2024)[2,4,5]	49,960

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	PREFERRED STOCKS (Continued)
	FINANCIAL SERVICES (Continued)
$500	Raymond James Financial, Inc. 6.750% (3-Month USD Libor+398 basis points), (Callable 4/1/2023)[2,4,5]	$12,760
		300,253
	UTILITIES — 1.1%
	Algonquin Power & Utilities Corp.
1,000	6.200% (3-Month USD Libor+401 basis points), 7/1/2079 (Callable 7/1/2024)[2,3,5]	21,320
1,250	6.875% (3-Month USD Libor+368 basis points), 10/17/2078 (Callable 10/17/2023)[2,3,5]	28,750
		50,070
	TOTAL PREFERRED STOCKS
	(Cost $599,166)	598,734
	PROMISSORY NOTES — 9.7%
395,000	A3 FBF, LLC 15.00%, 4/29/2023[6,7,8]	395,000
38,276	DSC Trading, LLC 11.00%, 7/31/2023[5,6,7,8]	38,276
	TOTAL PROMISSORY NOTES
	(Cost $433,276)	433,276
	U.S. GOVERNMENT AND AGENCIES — 27.3%
	Government National Mortgage Association
323,028	1.697%, 10/20/2062[2,5,9]	10,636
1,932,582	1.573%, 5/20/2063[2,5,9]	60,798
1,291,784	1.259%, 6/20/2063[2,5,9]	48,455
916,358	1.102%, 8/20/2063[2,5,9]	17,926
1,279,937	1.423%, 5/20/2064[2,5,9]	51,439
986,984	1.470%, 10/20/2064[2,5,9]	34,923
572,057	0.013%, 4/20/2065[2,5,9]	18,533
345,193	0.751%, 7/20/2065[2,5,9]	16,642
576,840	1.546%, 9/20/2065[2,5,9]	20,931
765,635	1.872%, 9/20/2065[2,5,9]	38,225
667,568	0.387%, 4/20/2066[2,5,9]	32,858
850,237	1.640%, 6/20/2066[1,2,9]	38,636
1,221,893	1.591%, 9/20/2066[2,5,9]	44,567
906,601	1.102%, 10/20/2066[2,5,9]	34,315
1,218,013	1.799%, 10/20/2066[2,5,9]	46,680
451,228	2.674%, 1/20/2067[2,5,9]	15,599
824,250	1.787%, 4/20/2067[2,5,9]	26,508
1,293,258	0.292%, 8/20/2067[2,5,9]	38,671
546,178	0.928%, 8/20/2067[2,5,9]	29,556
389,462	0.212%, 10/20/2067[2,5,9]	29,535

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2022 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$1,207,881	0.294%, 10/20/2067[2,5,9]	$74,884
1,155,763	3.900%, 11/20/2067[2,5,9]	46,591
1,114,162	2.624%, 1/20/2068[2,5,9]	71,011
1,671,118	2.881%, 2/20/2068[2,5,9]	68,087
495,588	1.624%, 3/20/2068[2,5,9]	15,269
2,054,271	0.005%, 6/20/2069[2,5,9]	77,865
1,910,359	0.021%, 7/20/2069[2,5,9,10]	68,424
1,823,367	0.021%, 9/20/2069[2,5,9,10]	83,447
1,486,611	0.030%, 11/20/2069[2,5,9,10]	55,715
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,861,708)	1,216,726

Number of Shares
	SHORT-TERM INVESTMENTS — 5.0%
222,914	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.00%[11,12]	222,914
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $222,914)	222,914
	TOTAL INVESTMENTS — 101.2%
	(Cost $6,155,143)	4,506,126
	Liabilities In Excess Of Other Assets — (1.2)%	(53,306)
	TOTAL NET ASSETS — 100.0%	$4,452,820

LLC – Limited Liability Company
LP – Limited Partnership

[1]	Floating rate security.
[2]	Callable.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Perpetual security.
[5]	Variable rate security. Rate shown is the rate in effect as of period end.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $433,276, which represents 9.7% of total net assets of the Fund.
[7]	The maturity date listed is an estimate of the anticipated timing of full repayment.
[8]	Restricted security. The total value of these securities is $433,276, which represents 9.7% of total net assets of the Fund.
[9]	Interest-only security.
[10]	Call date not available.
[11]	All or a portion of this security is segregated as collateral for trading activity. The market value of the securities pledged as collateral was $199,215, which represents 4.5% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.